Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Australia — 8.4%
AGL Energy Ltd.	56,900	$ 390,676
ASX Ltd.	3,000	127,761
Atlas Arteria Ltd.	59,800	191,433
Aurizon Holdings Ltd.	93,148	206,534
BHP Group Ltd.	37,744	1,048,625
Brambles Ltd.	47,565	572,683
BWP Trust	58,794	132,808
CAR Group Ltd.	35,400	871,938
Centuria Industrial REIT(1)	53,000	105,862
Charter Hall Long Wale REIT(1)	23,400	59,609
Charter Hall Retail REIT	75,300	166,707
Codan Ltd.	32,850	339,877
Coles Group Ltd.	54,500	629,011
Commonwealth Bank of Australia	8,400	783,504
Computershare Ltd.	26,400	456,389
CSL Ltd.	11,495	2,158,246
Data#3 Ltd.	37,500	179,652
Dexus(1)	27,000	126,717
Elders Ltd.(1)	17,500	97,616
Endeavour Group Ltd.(1)	77,400	238,091
G8 Education Ltd.(1)	155,500	136,975
GrainCorp Ltd., Class A	19,300	114,043
Hansen Technologies Ltd.(1)	66,850	218,304
HomeCo Daily Needs REIT(2)	112,600	89,301
Incitec Pivot Ltd.	120,900	238,502
Infomedia Ltd.	61,241	57,136
IRESS Ltd.(1)(3)	29,684	193,032
Lottery Corp. Ltd.	167,100	545,996
Medibank Pvt Ltd.	61,500	144,536
Mirvac Group	135,000	188,721
National Australia Bank Ltd.	14,100	357,366
National Storage REIT(1)	86,600	142,474
New Hope Corp. Ltd.(1)	46,400	148,146
NEXTDC Ltd.(3)	50,728	541,880
nib holdings Ltd.	37,000	140,058
Northern Star Resources Ltd.	11,200	129,969
Orica Ltd.	22,699	257,837
Origin Energy Ltd.	135,700	856,822
Orora Ltd.	116,205	183,668
QBE Insurance Group Ltd.	14,900	168,223
Region RE Ltd.	118,852	170,910
Ridley Corp. Ltd.(1)	55,600	96,560
Rio Tinto Ltd.(1)	3,900	306,218
Santos Ltd.	127,500	567,230
Security	Shares	Value
Australia (continued)
Scentre Group	165,461	$ 379,347
Steadfast Group Ltd.	43,600	157,023
Stockland	76,600	259,032
Suncorp Group Ltd.	13,000	152,493
Tabcorp Holdings Ltd.(1)	537,100	164,760
Technology One Ltd.	36,588	583,139
Telstra Group Ltd.	369,873	925,949
TPG Telecom Ltd.(1)	139,863	413,993
Transurban Group	90,629	755,297
Vicinity Ltd.	140,600	199,880
Viva Energy Group Ltd.(4)	41,423	71,259
Washington H Soul Pattinson & Co. Ltd.(1)	7,200	157,776
Waypoint REIT Ltd.	90,348	147,203
Weebit Nano Ltd.(1)(3)	52,100	68,901
Wesfarmers Ltd.	29,885	1,314,673
Whitehaven Coal Ltd.	51,161	228,812
Woodside Energy Group Ltd.(1)	63,789	1,003,940
Woolworths Group Ltd.	46,096	904,090
Yancoal Australia Ltd.(1)	27,200	116,393
		$ 22,881,606
Austria — 1.0%
ams-OSRAM AG(3)	3,900	$ 37,804
ANDRITZ AG	5,738	346,421
AT&S Austria Technologie & Systemtechnik AG(3)	7,100	130,331
BAWAG Group AG(4)	1,668	129,286
CA Immobilien Anlagen AG	12,373	300,007
Erste Group Bank AG	5,066	286,562
Kontron AG	12,400	208,810
Mayr Melnhof Karton AG	1,059	94,281
OMV AG	8,579	355,519
PIERER Mobility AG	2,000	27,527
Schoeller-Bleckmann Oilfield Equipment AG	737	22,127
Telekom Austria AG	26,605	219,926
UNIQA Insurance Group AG	5,635	44,173
Verbund AG	5,287	435,407
voestalpine AG	10,446	217,454
		$ 2,855,635
Belgium — 2.2%
Ackermans & van Haaren NV	3,837	$ 781,413
Aedifica SA	3,279	211,685
Ageas SA	4,531	236,465
Anheuser-Busch InBev SA	11,492	681,376
Argenx SE(3)	700	412,759
Barco NV(1)	7,371	91,659

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Care Property Invest NV	5,528	$ 75,059
Cofinimmo SA(1)	3,041	192,008
Colruyt Group NV	750	35,037
D'ieteren Group(1)	2,317	501,623
Elia Group SA(1)	3,628	345,225
Gimv NV	1,766	72,910
KBC Group NV	6,123	446,007
Materialise NV ADR(3)	15,300	90,423
Melexis NV	1,900	124,086
Montea NV	2,063	151,066
Proximus SADP	24,744	180,706
Solvay SA(1)	7,377	300,127
Syensqo SA(1)	5,767	447,377
UCB SA(1)	1,984	382,016
Xior Student Housing NV(1)(2)	3,032	101,861
		$ 5,860,888
Denmark — 4.3%
AP Moller - Maersk AS, Class A	200	$ 304,988
AP Moller - Maersk AS, Class B	187	295,790
Better Collective AS(1)(3)	4,800	63,075
Carlsberg AS, Class B	8,873	980,588
D/S Norden AS	3,400	117,447
Danske Bank AS	38,900	1,150,236
FLSmidth & Co. AS	4,700	246,049
H Lundbeck AS	40,500	263,647
ISS AS	12,600	243,528
Matas AS	6,600	118,189
Novo Nordisk AS, Class B	23,167	2,598,526
Novonesis (Novozymes), Class B	27,190	1,708,667
Orsted AS(3)(4)	15,855	933,171
Pandora AS	7,850	1,186,890
Per Aarsleff Holding AS	2,300	135,847
Scandinavian Tobacco Group AS(4)	28,050	422,669
Svitzer Group AS(3)	774	26,996
TORM PLC, Class A	4,716	123,925
Tryg AS	29,120	687,254
		$ 11,607,482
Finland — 2.1%
Citycon OYJ	9,400	$ 36,401
Elisa OYJ	12,051	574,259
Fortum OYJ(1)	40,210	593,689
Huhtamaki OYJ	3,000	117,584
Kesko OYJ, Class B(1)	29,609	635,949
Kojamo OYJ(1)(3)	22,789	224,348
Security	Shares	Value
Finland (continued)
Kone OYJ, Class B	6,531	$ 358,140
Konecranes OYJ	3,100	214,010
Neste OYJ(1)	21,835	350,583
Nokia OYJ	103,627	490,365
Nordea Bank Abp	50,081	586,033
Orion OYJ, Class B	12,263	596,455
TietoEVRY OYJ	4,494	83,728
Tokmanni Group Corp.(1)	38,469	440,084
UPM-Kymmene OYJ(1)	15,343	451,492
YIT OYJ(1)(3)	23,700	67,371
		$ 5,820,491
France — 8.5%
Air Liquide SA	12,271	$ 2,200,206
Airbus SE(1)	2,830	431,692
Altarea SCA(1)	1,426	156,210
AXA SA	22,243	835,164
BNP Paribas SA	13,702	935,764
Bollore SE(1)	81,528	508,977
Bouygues SA	5,016	161,222
Bureau Veritas SA	5,818	184,517
Capgemini SE	5,953	1,032,731
Carmila SA	8,071	151,986
Carrefour SA(1)	18,800	298,561
Cie Generale des Etablissements Michelin SCA	8,618	291,250
Coface SA	9,300	149,974
Danone SA	12,044	860,405
Dassault Aviation SA	500	100,957
Dassault Systemes SE	16,100	551,025
Edenred SE(1)	4,550	147,159
Eiffage SA	1,470	136,818
Engie SA	131,903	2,210,893
Gecina SA	3,121	333,535
Getlink SE	5,600	95,170
ICADE(1)	5,100	133,395
Klepierre SA	13,196	421,897
La Francaise des Jeux SAEM(4)	3,700	158,157
L'Oreal SA	1,000	375,170
LVMH Moet Hennessy Louis Vuitton SE	2,245	1,494,542
Mercialys SA	6,500	76,690
Nexity SA(1)(3)	8,700	135,903
Orange SA	100,061	1,099,240
Pernod Ricard SA	5,038	628,584
Quadient SA	11,000	193,564
Safran SA	1,956	442,771
Sanofi SA	20,978	2,216,950

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
SCOR SE	5,287	$ 113,749
SEB SA	1,980	209,177
Sopra Steria Group	1,342	258,099
SPIE SA	3,975	143,869
Thales SA	991	159,748
TotalEnergies SE	34,619	2,172,538
Vinci SA	3,295	369,108
Vivendi SE	57,342	612,730
		$ 23,190,097
Germany — 8.5%
Allianz SE	3,292	$ 1,036,339
BASF SE	20,681	1,005,357
Bayer AG	27,300	735,651
Bayerische Motoren Werke AG	6,320	498,243
Bayerische Motoren Werke AG, PFC Shares	4,529	333,276
BioNTech SE ADR(3)	2,500	282,750
Brenntag SE	2,200	143,513
Daimler Truck Holding AG	5,700	235,699
Deutsche Boerse AG	1,715	398,357
Deutsche Lufthansa AG	20,168	140,145
Deutsche Telekom AG	78,695	2,379,226
Deutsche Wohnen SE	13,630	348,213
E.ON SE	170,753	2,304,323
Evonik Industries AG	13,100	288,713
Fielmann Group AG	2,817	141,695
Fraport AG Frankfurt Airport Services Worldwide(3)	2,100	113,636
Fresenius Medical Care AG	7,465	292,217
Fresenius SE & Co. KGaA(3)	14,300	522,102
FUCHS SE	3,686	132,419
FUCHS SE, PFC Shares	3,077	143,610
GEA Group AG	3,246	159,884
Hamborner REIT AG	30,510	215,650
Hannover Rueck SE	900	236,335
Henkel AG & Co. KGaA	10,296	803,671
Henkel AG & Co. KGaA, PFC Shares	12,722	1,101,635
K&S AG	18,200	220,999
Knorr-Bremse AG	901	74,324
Mercedes-Benz Group AG	16,300	990,236
MTU Aero Engines AG	401	131,063
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	982	502,175
QIAGEN NV(3)	9,998	423,700
Rheinmetall AG	450	231,676
SAP SE	10,493	2,449,957
Siemens AG	5,695	1,107,961
Security	Shares	Value
Germany (continued)
Suedzucker AG	32,018	$ 384,092
Symrise AG	4,600	553,521
Talanx AG	1,500	115,602
Verbio SE	2,600	39,972
Volkswagen AG, PFC Shares	3,400	330,013
Vonovia SE	51,475	1,687,646
		$ 23,235,596
Hong Kong — 4.2%
AIA Group Ltd.	124,000	$ 978,648
AMTD Digital, Inc. ADR(1)(3)	16,200	51,030
ASMPT Ltd.	41,800	453,147
Bank of East Asia Ltd.	151,000	187,064
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	103,000	107,686
BOC Hong Kong Holdings Ltd.	59,500	194,251
Budweiser Brewing Co. APAC Ltd.(4)	216,900	226,222
Cafe de Coral Holdings Ltd.	84,000	90,109
Cathay Pacific Airways Ltd.(1)	227,000	236,104
China Sunshine Paper Holdings Co. Ltd.(3)	116,000	29,710
China Tobacco International HK Co. Ltd.(1)(2)	32,000	103,579
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(3)	514,000	157,365
Chow Sang Sang Holdings International Ltd.	101,000	83,155
Chow Tai Fook Jewellery Group Ltd.	259,200	245,502
CK Asset Holdings Ltd.	72,000	294,333
CK Hutchison Holdings Ltd.	110,500	581,134
CLP Holdings Ltd.	101,000	857,954
C-Mer Medical Holdings Ltd.(2)(3)	190,000	55,878
DFI Retail Group Holdings Ltd.	67,300	159,705
First Pacific Co. Ltd.	158,000	88,847
Galaxy Entertainment Group Ltd.	129,000	574,124
Hang Lung Group Ltd.	33,000	43,148
Hang Seng Bank Ltd.	18,100	221,402
HK Electric Investments & HK Electric Investments Ltd.(2)	526,000	355,866
HKT Trust & HKT Ltd.	838,000	1,041,387
Hongkong Land Holdings Ltd.	78,900	338,291
Hutchison Telecommunications Hong Kong Holdings Ltd.(1)	658,000	80,371
Jardine Matheson Holdings Ltd.	11,100	426,507
Luk Fook Holdings International Ltd.(1)	76,000	145,611
MTR Corp. Ltd.	101,500	369,297
PAX Global Technology Ltd.	102,000	67,576
Power Assets Holdings Ltd.	88,000	586,191
Realord Group Holdings Ltd.(1)(3)	64,000	61,079
Shangri-La Asia Ltd.	200,000	144,472
Sino Land Co. Ltd.	252,000	252,191
Sun Hung Kai Properties Ltd.	53,500	579,296
Superb Summit International Group Ltd.(1)(5)	230,000	0

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Swire Pacific Ltd., Class B	35,000	$ 47,229
Vitasoy International Holdings Ltd.(1)	50,000	56,552
Viva Goods Company Ltd.	808,000	63,452
VSTECS Holdings Ltd.	150,000	86,733
VTech Holdings Ltd.	28,900	215,128
Wharf Holdings Ltd.	81,000	229,505
Yue Yuen Industrial Holdings Ltd.	120,500	253,306
		$ 11,420,137
Ireland — 2.1%
Bank of Ireland Group PLC	109,140	$ 1,011,532
CRH PLC	1,310	124,886
DCC PLC	15,325	969,522
Fineos Corp. Ltd. CDI(3)	41,347	36,708
Flutter Entertainment PLC(3)	4,716	1,103,226
Gambling.com Group Ltd.(3)	4,400	42,372
Glanbia PLC	6,635	110,386
Glenveagh Properties PLC(3)(4)	20,747	36,300
ICON PLC(3)	3,700	821,807
Irish Continental Group PLC	16,054	89,199
Irish Residential Properties REIT PLC(1)	74,174	70,634
Kerry Group PLC, Class A	12,118	1,210,290
Uniphar PLC(1)	20,481	50,944
		$ 5,677,806
Israel — 2.2%
Airport City Ltd.(3)	3,900	$ 59,248
Amot Investments Ltd.	23,381	113,741
AudioCodes Ltd.(1)	6,300	58,023
Azrieli Group Ltd.	2,766	211,159
Bank Hapoalim BM	23,660	246,519
Bank Leumi Le-Israel BM	25,134	255,349
Bezeq The Israeli Telecommunication Corp. Ltd.	282,796	362,421
Check Point Software Technologies Ltd.(3)	1,000	173,210
Danel Adir Yeoshua Ltd.	1,100	110,109
Delek Automotive Systems Ltd.(3)	12,000	74,240
Delek Group Ltd.	1,758	207,083
Delta Galil Ltd.	2,040	91,016
Elbit Systems Ltd.	1,144	262,044
Enlight Renewable Energy Ltd.(3)	19,351	307,222
Fattal Holdings 1998 Ltd.(3)	1,395	175,582
Fox Wizel Ltd.	2,702	198,356
Hilan Ltd.	1,546	84,736
ICL Group Ltd.	73,630	302,262
Inrom Construction Industries Ltd.	28,109	100,299
Israel Corp. Ltd.	534	116,661
Security	Shares	Value
Israel (continued)
Maytronics Ltd.	13,500	$ 33,893
Melisron Ltd.	1,850	146,614
Nice Ltd.(3)	972	168,894
Nova Ltd.(3)	552	103,806
Oil Refineries Ltd.	491,704	125,383
OPC Energy Ltd.(3)	25,620	207,463
Partner Communications Co. Ltd.(3)	34,818	147,980
Plus500 Ltd.	3,094	93,318
Reit 1 Ltd.	25,218	114,582
Shapir Engineering & Industry Ltd.(3)	7,600	49,842
Shufersal Ltd.	32,234	285,419
Strauss Group Ltd.	10,800	181,983
Tadiran Group Ltd.	700	36,796
Teva Pharmaceutical Industries Ltd. ADR(3)	32,100	591,924
Tower Semiconductor Ltd.(3)	2,200	92,786
		$ 5,889,963
Italy — 4.3%
Banca Popolare di Sondrio SpA	5,500	$ 41,021
Banco BPM SpA	27,000	182,117
BFF Bank SpA(4)	8,900	86,907
Bio On SpA(1)(3)(5)	12,900	0
BPER Banca SpA(1)	32,400	197,271
Buzzi SpA	9,610	376,498
Cementir Holding NV	9,771	101,513
Danieli & C Officine Meccaniche SpA(1)	3,000	81,234
Davide Campari-Milano NV(1)	59,422	398,945
De’Longhi SpA	2,450	76,574
Enav SpA(4)	10,420	44,147
Enel SpA	124,503	944,240
Eni SpA	98,731	1,503,987
Ferrari NV	1,704	813,437
Fila SpA	5,500	59,450
Fincantieri SpA(1)(3)	12,800	71,400
Generali(1)	12,653	350,820
Infrastrutture Wireless Italiane SpA(1)(4)	46,077	519,508
Italgas SpA(1)	10,900	66,867
Juventus Football Club SpA(1)(3)	77,177	205,759
Leonardo SpA	16,900	402,825
Maire SpA	8,345	62,985
PRADA SpA	8,700	66,794
Prysmian SpA	10,684	754,016
RAI Way SpA(4)	24,200	138,955
Recordati Industria Chimica e Farmaceutica SpA	13,087	742,530
Sesa SpA(1)	1,200	104,214
Snam SpA(1)	44,200	212,333

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Stellantis NV	32,130	$ 440,256
Stevanato Group SpA(1)	17,000	323,170
STMicroelectronics NV(1)	37,377	1,016,359
Technogym SpA(4)	13,845	149,248
Technoprobe SpA(1)(3)	16,800	114,076
Terna - Rete Elettrica Nazionale(1)	27,089	234,638
UniCredit SpA	14,153	626,117
Unipol Gruppo SpA(1)	13,700	170,263
		$ 11,680,474
Japan — 13.0%
Activia Properties, Inc.	88	$ 187,678
Advance Residence Investment Corp.	45	90,428
Aeon Co. Ltd.	13,500	330,792
AEON REIT Investment Corp.	134	111,991
AGC, Inc.	1,900	58,226
Air Water, Inc.	12,300	154,722
Alfresa Holdings Corp.	2,600	37,513
Asahi Kasei Corp.	35,100	242,144
Astellas Pharma, Inc.	18,300	214,262
Azbil Corp.	15,600	121,305
Bandai Namco Holdings, Inc.	6,300	132,087
Bridgestone Corp.	4,300	153,231
Brother Industries Ltd.	7,500	146,079
Calbee, Inc.	7,600	169,931
Canon, Inc.	8,200	266,705
Central Japan Railway Co.	6,000	124,255
Chiba Bank Ltd.	14,600	106,547
Chubu Electric Power Co., Inc.	35,000	402,331
Comforia Residential REIT, Inc.	66	129,344
Concordia Financial Group Ltd.(1)	17,300	85,692
Dai Nippon Printing Co. Ltd.	7,400	128,437
Daicel Corp.	4,800	42,365
Daiichi Sankyo Co. Ltd.	22,600	735,590
Daiwa House Industry Co. Ltd.	16,600	495,156
Daiwa House REIT Investment Corp.	54	82,250
Daiwa Office Investment Corp.	70	138,239
DeNA Co. Ltd.	17,400	213,175
Denka Co. Ltd.	7,700	108,820
DIC Corp.	5,600	121,919
East Japan Railway Co.	8,400	168,717
Eisai Co. Ltd.	6,000	203,281
Electric Power Development Co. Ltd.	13,500	225,604
ENEOS Holdings, Inc.	123,200	621,488
Ezaki Glico Co. Ltd.(1)	3,300	97,226
Frontier Real Estate Investment Corp.	72	191,198
Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	7,400	$ 176,034
Fujitsu Ltd.	11,800	226,865
Fukuoka Financial Group, Inc.	5,500	125,464
GLP J-Reit	270	237,417
Hamamatsu Photonics KK	7,200	95,203
Hankyu Hanshin Holdings, Inc.	4,400	119,636
Hikari Tsushin, Inc.	400	80,733
Hirose Electric Co. Ltd.	1,040	123,770
Hisamitsu Pharmaceutical Co., Inc.	4,700	138,186
Honda Motor Co. Ltd.	30,300	304,730
House Foods Group, Inc.	7,700	150,092
Hulic Reit, Inc.	127	109,981
Inpex Corp.	11,800	155,548
Invincible Investment Corp.	244	99,386
Isuzu Motors Ltd.(1)	14,200	183,631
Ito En Ltd.(1)	3,200	70,130
ITOCHU Corp.	4,800	237,446
Iwatani Corp.	23,200	302,435
Japan Logistics Fund, Inc.	71	127,213
Japan Metropolitan Fund Investment Corp.	214	131,345
Japan Petroleum Exploration Co. Ltd.	23,500	176,721
Japan Post Bank Co. Ltd.	23,900	213,459
Japan Post Holdings Co. Ltd.	24,400	225,116
Japan Post Insurance Co. Ltd.	9,300	153,247
Japan Prime Realty Investment Corp.(1)	25	54,926
Japan Real Estate Investment Corp.(1)	67	243,709
Japan Tobacco, Inc.	15,300	427,137
Kagome Co. Ltd.	6,400	126,780
Kajima Corp.(1)	5,200	89,573
Kaneka Corp.	2,200	53,925
Kansai Electric Power Co., Inc.(1)	33,400	535,638
Kansai Paint Co. Ltd.(1)	8,900	144,951
Kao Corp.	6,900	304,120
Kawasaki Kisen Kaisha Ltd.	5,100	70,452
KDDI Corp.	29,300	913,556
KDX Realty Investment Corp.	186	176,934
Keio Corp.(1)	2,200	49,201
Keisei Electric Railway Co. Ltd.(1)	2,300	59,841
Kewpie Corp.	4,800	113,512
Keyence Corp.	1,300	586,837
Kintetsu Group Holdings Co. Ltd.(1)	2,200	51,131
Kirin Holdings Co. Ltd.	11,200	164,893
Kobe Steel Ltd.	13,300	143,343
Komatsu Ltd.	5,800	150,135
Kuraray Co. Ltd.	8,500	115,187
Kyocera Corp.	13,600	137,927

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kyowa Kirin Co. Ltd.	9,500	$ 156,577
LaSalle Logiport REIT	165	157,008
Lion Corp.	10,700	118,039
Marubeni Corp.	7,500	112,119
Marui Group Co. Ltd.	6,800	106,776
Maruichi Steel Tube Ltd.	2,500	53,876
MatsukiyoCocokara & Co.	11,400	155,207
Mebuki Financial Group, Inc.	32,600	121,937
Medipal Holdings Corp.	7,800	123,581
MEIJI Holdings Co. Ltd.(1)	6,000	139,963
Mitsubishi Chemical Group Corp.	27,100	146,234
Mitsubishi Corp.	13,200	241,482
Mitsubishi Electric Corp.	7,900	138,981
Mitsubishi Gas Chemical Co., Inc.	4,700	81,683
Mitsubishi HC Capital, Inc.	7,000	46,874
Mitsubishi Heavy Industries Ltd.	10,400	146,816
Mitsubishi Materials Corp.	7,200	118,131
Mitsui & Co. Ltd.	9,400	191,644
Mitsui Chemicals, Inc.	6,500	148,498
Mitsui OSK Lines Ltd.(1)	2,200	74,900
Mizuho Financial Group, Inc.	22,080	458,623
MS&AD Insurance Group Holdings, Inc.	10,400	230,041
Murata Manufacturing Co. Ltd.	16,500	288,273
NEC Corp.	2,000	170,181
NH Foods Ltd.	1,600	55,424
Nichirei Corp.	4,500	125,753
Nihon Kohden Corp.	11,800	175,895
Nintendo Co. Ltd.	21,900	1,156,823
Nippon Accommodations Fund, Inc.	49	196,222
Nippon Building Fund, Inc.	190	162,973
Nippon Express Holdings, Inc.(1)	1,500	73,953
Nippon Kayaku Co. Ltd.	17,700	140,012
Nippon Paper Industries Co. Ltd.	10,000	58,379
Nippon Shinyaku Co. Ltd.	4,300	115,365
Nippon Shokubai Co. Ltd.	6,900	77,624
Nippon Steel Corp.	14,800	296,139
Nippon Telegraph & Telephone Corp.	646,800	624,055
Nippon Yusen KK	3,000	100,438
Nisshin Seifun Group, Inc.	12,500	145,938
Nissin Foods Holdings Co. Ltd.	6,600	177,718
Nitori Holdings Co. Ltd.	1,600	203,767
Nomura Real Estate Master Fund, Inc.	135	127,442
Nomura Research Institute Ltd.	2,900	86,749
NTT Data Group Corp.	10,500	166,112
Obayashi Corp.(1)	10,500	128,722
Obic Co. Ltd.	4,500	147,048
Security	Shares	Value
Japan (continued)
Odakyu Electric Railway Co. Ltd.(1)	5,100	$ 53,509
Oji Holdings Corp.	28,500	105,980
Ono Pharmaceutical Co. Ltd.(1)	12,100	151,131
Oracle Corp.	700	66,964
Oriental Land Co. Ltd.	7,300	176,420
Orix JREIT, Inc.	152	156,907
Osaka Gas Co. Ltd.	18,700	400,716
Otsuka Holdings Co. Ltd.	6,600	398,711
Pan Pacific International Holdings Corp.	4,600	114,118
Panasonic Holdings Corp.	23,100	190,114
Resona Holdings, Inc.	21,300	140,532
Ricoh Co. Ltd.	12,100	131,075
Rinnai Corp.(1)	5,100	111,725
Rohm Co. Ltd.(1)	6,400	70,559
Rohto Pharmaceutical Co. Ltd.	6,400	143,919
Ryohin Keikaku Co. Ltd.	9,000	147,284
Santen Pharmaceutical Co. Ltd.	16,700	199,713
Sawai Group Holdings Co. Ltd.(1)	10,200	136,635
Secom Co. Ltd.	4,000	142,252
Seiko Epson Corp.	6,500	118,142
Sekisui Chemical Co. Ltd.	11,000	155,242
Sekisui House Ltd.	8,600	207,703
Sekisui House Reit, Inc.(1)	380	180,687
Seven Bank Ltd.(1)	51,800	109,328
SG Holdings Co. Ltd.	6,800	68,193
Shimadzu Corp.	4,900	144,540
Shimizu Corp.(1)	15,300	101,361
Shionogi & Co. Ltd.	15,900	227,096
Shizuoka Financial Group, Inc.(1)	10,200	81,391
SoftBank Corp.	608,000	765,413
Sompo Holdings, Inc.	8,000	171,513
Subaru Corp.	10,700	191,094
SUMCO Corp.(1)	4,800	45,895
Sumitomo Chemical Co. Ltd.	25,800	68,879
Sumitomo Corp.	7,400	156,113
Sumitomo Electric Industries Ltd.	4,300	66,145
Sumitomo Mitsui Financial Group, Inc.	24,000	509,149
Sumitomo Mitsui Trust Group, Inc.	6,200	135,968
Suntory Beverage & Food Ltd.(1)	1,900	64,095
Suzuken Co. Ltd.	5,100	166,739
Suzuki Motor Corp.	11,100	110,149
Taiheiyo Cement Corp.	5,200	113,284
Taisei Corp.	1,300	54,745
Takeda Pharmaceutical Co. Ltd.	18,600	518,962
Teijin Ltd.	12,200	109,242
TIS, Inc.	2,500	62,341

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tobu Railway Co. Ltd.	3,200	$ 51,784
Tohoku Electric Power Co., Inc.	28,100	275,630
Tokai Carbon Co. Ltd.(1)	18,400	103,858
Tokio Marine Holdings, Inc.	12,100	435,795
Tokyu Corp.	9,800	120,818
TOPPAN Holdings, Inc.	2,400	70,203
Toray Industries, Inc.	41,100	223,505
Tosoh Corp.	14,900	185,141
Toyo Seikan Group Holdings Ltd.	2,900	43,291
Toyo Suisan Kaisha Ltd.	3,100	182,106
Toyota Motor Corp.	56,100	966,625
Trend Micro, Inc.	1,900	99,413
United Urban Investment Corp.	79	70,846
USS Co. Ltd.	16,200	135,671
West Japan Railway Co.	4,900	87,091
Yakult Honsha Co. Ltd.	8,900	193,407
Yamaguchi Financial Group, Inc.	12,900	126,314
Yamato Holdings Co. Ltd.(1)	6,600	70,001
Yamato Kogyo Co. Ltd.	3,200	152,847
Yamazaki Baking Co. Ltd.(1)	5,700	115,759
Yokogawa Electric Corp.	2,400	53,212
Zeon Corp.	17,700	164,797
		$ 35,456,006
Netherlands — 4.2%
ABN AMRO Bank NV(1)(4)	19,500	$ 322,251
ASML Holding NV	1,879	1,264,813
ASR Nederland NV	5,490	260,221
DSM-Firmenich AG	11,201	1,328,250
Euronext NV(4)	3,200	353,071
JDE Peet's NV(1)	17,122	386,554
Koninklijke Ahold Delhaize NV	31,412	1,036,543
Koninklijke KPN NV	142,999	559,079
Koninklijke Philips NV(3)	41,108	1,081,503
NN Group NV	7,372	361,908
NSI NV	4,268	91,959
Pharming Group NV(1)(3)	127,000	106,247
Prosus NV	32,907	1,387,667
Randstad NV(1)	6,350	292,782
SBM Offshore NV(1)	19,417	355,423
Universal Music Group NV(1)	33,748	849,308
Van Lanschot Kempen NV	2,900	132,553
Vastned Retail NV(1)	3,863	103,618
Wolters Kluwer NV	6,694	1,125,152
		$ 11,398,902
Security	Shares	Value
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	94,346	$ 356,879
Auckland International Airport Ltd.	60,252	262,912
Contact Energy Ltd.	46,451	238,535
EBOS Group Ltd.(1)	4,100	89,395
Fisher & Paykel Healthcare Corp. Ltd.	15,454	331,196
Goodman Property Trust	230,168	290,135
Heartland Group Holdings Ltd.(1)	53,899	32,737
Infratil Ltd.	32,311	242,574
Meridian Energy Ltd.	52,500	186,447
SKYCITY Entertainment Group Ltd.(1)	128,539	105,233
Spark New Zealand Ltd.	154,931	268,803
Vulcan Steel Ltd.	20,400	99,705
Xero Ltd.(3)	4,400	427,484
		$ 2,932,035
Norway — 2.1%
Atea ASA	14,300	$ 183,756
Austevoll Seafood ASA	8,518	73,929
Borregaard ASA	5,633	99,985
Crayon Group Holding ASA(3)(4)	19,500	193,133
DNB Bank ASA	21,654	448,735
Elkem ASA(3)(4)	88,300	144,357
Elmera Group ASA(4)	22,088	67,804
Entra ASA(3)(4)	11,383	121,519
Equinor ASA	31,183	740,977
Europris ASA(4)	28,457	175,593
Gjensidige Forsikring ASA	9,260	167,477
Golden Ocean Group Ltd.	6,977	75,472
Grieg Seafood ASA	6,575	39,834
Hoegh Autoliners ASA	7,528	79,227
Kitron ASA	56,984	162,005
Kongsberg Gruppen ASA	3,516	367,039
Mowi ASA	20,147	347,333
MPC Container Ships ASA	46,200	91,058
Norske Skog ASA(4)	17,600	36,240
Opera Ltd. ADR	7,000	125,790
Orkla ASA	33,845	312,679
Protector Forsikring ASA	5,000	130,138
REC Silicon ASA(3)	93,387	67,325
Scatec ASA(3)(4)	15,637	113,934
Schibsted ASA, Class B	7,574	237,533
Stolt-Nielsen Ltd.	2,502	71,507
Telenor ASA	44,196	543,250
Wallenius Wilhelmsen ASA	6,886	68,463
Yara International ASA	14,014	422,776
		$ 5,708,868

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Portugal — 1.1%
Altri SGPS SA	20,700	$ 111,942
Banco Comercial Portugues SA, Class R	1,129,262	569,653
EDP SA	98,036	385,958
Galp Energia SGPS SA	27,566	471,155
Jeronimo Martins SGPS SA	27,221	528,077
Mota-Engil SGPS SA(1)	76,170	212,374
Navigator Co. SA	100,020	385,805
NOS SGPS SA	51,948	198,717
REN - Redes Energeticas Nacionais SGPS SA	47,100	117,622
		$ 2,981,303
Singapore — 4.2%
AEM Holdings Ltd.(1)	27,774	$ 27,078
Bitdeer Technologies Group, Class A(3)	9,000	70,110
BW LPG Ltd.(4)	14,991	193,342
CapitaLand Ascendas REIT	157,300	318,770
CapitaLand Ascott Trust	116,725	79,645
CapitaLand Integrated Commercial Trust	252,400	383,466
City Developments Ltd.	29,900	117,184
ComfortDelGro Corp. Ltd.	276,300	306,452
DBS Group Holdings Ltd.	38,890	1,127,608
Frasers Centrepoint Trust	95,900	161,813
Genting Singapore Ltd.	904,900	569,913
Hutchison Port Holdings Trust	438,800	68,739
Jardine Cycle & Carriage Ltd.(1)	8,400	175,871
Keppel Ltd.	103,700	499,259
Keppel REIT	183,800	124,730
Lendlease Global Commercial REIT(1)	252,800	109,436
Mapletree Industrial Trust	111,310	200,994
Nanofilm Technologies International Ltd.(1)(2)	358,100	219,437
Netlink NBN Trust(2)	637,500	431,076
OUE Real Estate Investment Trust	454,400	98,770
Oversea-Chinese Banking Corp. Ltd.	76,300	875,398
Parkway Life Real Estate Investment Trust	33,400	95,261
Raffles Medical Group Ltd.	191,800	127,652
SATS Ltd.	93,600	277,691
Sembcorp Industries Ltd.	125,300	475,369
Sheng Siong Group Ltd.	305,300	367,020
Singapore Exchange Ltd.	39,300	336,761
Singapore Post Ltd.	369,600	151,731
Singapore Technologies Engineering Ltd.	122,400	419,648
Singapore Telecommunications Ltd.(6)	516,000	1,217,363
Singapore Telecommunications Ltd.(6)	84,700	200,402
Suntec Real Estate Investment Trust	154,500	138,675
UMS Integration Ltd.(1)	83,625	64,116
Security	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	40,400	$ 405,204
Wilmar International Ltd.	451,300	1,089,332
		$ 11,525,316
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	9,616	$ 461,139
Almirall SA	23,820	232,634
Banco Bilbao Vizcaya Argentaria SA	62,109	618,275
Banco de Sabadell SA	110,106	214,749
Bankinter SA(1)	18,508	150,996
CaixaBank SA(1)	57,366	349,575
Enagas SA	10,500	148,946
Ence Energia y Celulosa SA(1)	33,821	105,787
Ferrovial SE(1)	20,554	824,890
Grifols SA(1)(3)	36,395	408,543
Iberdrola SA	83,336	1,237,917
Indra Sistemas SA(1)	10,200	179,821
Industria de Diseno Textil SA(1)	26,103	1,488,253
Laboratorios Farmaceuticos Rovi SA	3,448	292,908
Logista Integral SA	7,797	238,881
Mapfre SA(1)	37,417	106,961
Merlin Properties Socimi SA	58,751	655,561
Redeia Corp. SA	6,678	123,648
Repsol SA	110,966	1,389,113
Telefonica SA(1)	331,215	1,554,276
Tubacex SA(1)	28,949	101,344
Unicaja Banco SA(4)	101,024	126,997
Vidrala SA	2,922	315,956
Viscofan SA(1)	6,330	423,328
		$ 11,750,498
Sweden — 4.3%
AcadeMedia AB(4)	9,059	$ 55,725
Alfa Laval AB	2,550	112,888
Arjo AB, Class B	29,560	97,498
Assa Abloy AB, Class B	7,310	228,969
Atlas Copco AB, Class B	10,155	147,651
Atrium Ljungberg AB, Class B(1)	5,000	100,303
Attendo AB(4)	28,200	125,631
Betsson AB, Class B	7,176	95,556
Bilia AB, Class A	4,231	49,883
Billerud Aktiebolag	13,640	121,111
BioArctic AB(1)(3)(4)	4,601	63,666
BioGaia AB, Class B	14,545	144,202
Boliden AB	12,200	381,666
BoneSupport Holding AB(3)(4)	5,145	162,000

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Camurus AB(3)	2,945	$ 165,610
Catena AB	1,300	59,590
Cibus Nordic Real Estate AB	5,400	87,201
Dios Fastigheter AB	10,737	80,084
Electrolux AB, Class B(1)(3)	7,800	65,463
Elekta AB, Class B	29,760	179,277
Epiroc AB, Class A(1)	2,726	53,240
Epiroc AB, Class B	5,700	98,194
Essity AB, Class B	46,428	1,311,997
Evolution AB(4)	5,726	541,375
Fabege AB(1)	17,418	138,906
H & M Hennes & Mauritz AB, Class B(1)	17,206	256,495
Hemnet Group AB	6,200	195,416
Hexagon AB, Class B	58,160	543,745
Holmen AB, Class B(1)	8,087	319,582
Hufvudstaden AB, Class A	5,611	66,316
Investor AB, Class A	2,695	76,514
Investor AB, Class B	16,500	467,017
L E Lundbergforetagen AB, Class B	1,856	91,890
Loomis AB	1,130	35,402
Modern Times Group MTG AB, Class B(3)	11,200	79,902
Munters Group AB(4)	3,200	51,839
Mycronic AB	3,260	127,001
Nyfosa AB	14,073	142,366
Orron Energy AB(1)(3)	29,152	19,562
Pandox AB(1)	7,833	136,203
Paradox Interactive AB	8,600	162,094
Saab AB, Class B(1)	2,029	41,673
Scandic Hotels Group AB(3)(4)	10,354	66,904
Securitas AB, Class B(1)	6,891	81,065
Skandinaviska Enskilda Banken AB, Class A	17,300	244,332
Skanska AB, Class B(1)	5,700	116,041
SKF AB, Class B	4,663	88,447
SkiStar AB(1)	2,933	45,168
Spotify Technology SA(3)	1,200	462,120
Stillfront Group AB(1)(3)	88,200	61,352
Svenska Cellulosa AB SCA, Class B(1)	33,297	440,827
Svenska Handelsbanken AB, Class A(1)	19,065	198,098
Swedbank AB, Class A	11,851	240,463
Swedish Orphan Biovitrum AB(3)	9,339	291,359
Tele2 AB, Class B(1)	25,840	271,144
Telefonaktiebolaget LM Ericsson, Class B	86,088	721,771
Telia Co. AB(1)	42,200	122,731
Tethys Oil AB	6,667	35,545
Trelleborg AB, Class B	1,319	43,877
Volvo AB, Class A	2,100	55,102
Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	9,018	$ 234,890
Wallenstam AB, Class B(1)	33,000	156,080
Wihlborgs Fastigheter AB	19,312	203,005
		$ 11,661,024
Switzerland — 8.4%
ABB Ltd.	23,950	$ 1,330,928
ALSO Holding AG	658	175,007
Avolta AG(1)	6,186	245,946
Baloise Holding AG(1)	1,681	321,709
Banque Cantonale Vaudoise(1)	2,024	201,686
BKW AG(1)	1,064	186,945
Cembra Money Bank AG	1,482	133,459
Cie Financiere Richemont SA, Class A(1)	17,541	2,553,976
DKSH Holding AG	1,808	129,164
Flughafen Zurich AG	667	157,240
Forbo Holding AG	151	148,451
Galenica AG(1)(4)	3,489	303,656
Givaudan SA	307	1,457,467
Helvetia Holding AG(1)	1,702	287,487
Holcim AG	18,132	1,780,575
Huber & Suhner AG	1,404	132,883
Intershop Holding AG	936	131,659
Kuehne & Nagel International AG	1,243	310,301
Landis & Gyr Group AG	2,826	227,648
Logitech International SA	9,600	786,065
Nestle SA	34,216	3,233,159
Novartis AG	12,960	1,406,241
PSP Swiss Property AG	2,950	418,929
Roche Holding AG	4,831	1,497,143
Schindler Holding AG	493	140,550
Schindler Holding AG PC	950	276,477
SFS Group AG	1,012	144,806
SGS SA	3,535	374,239
Softwareone Holding AG	12,174	110,002
Stadler Rail AG	3,258	93,086
Swatch Group AG(1)	2,849	115,433
Swatch Group AG, Bearer Shares(1)	1,444	296,313
Swiss Life Holding AG	504	410,407
Swiss Prime Site AG(1)	4,706	510,514
Swiss Re AG	4,143	529,008
Swisscom AG	1,375	837,761
u-blox Holding AG(1)	1,652	126,428
Valiant Holding AG	2,200	256,401
Zurich Insurance Group AG	1,843	1,086,641
		$ 22,865,790

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom — 8.5%
Admiral Group PLC	5,900	$ 195,234
Airtel Africa PLC(4)	121,800	160,057
Assura PLC	337,900	176,155
AstraZeneca PLC	10,234	1,456,233
Aviva PLC	41,189	241,380
B&M European Value Retail SA	40,600	203,121
BAE Systems PLC	21,533	347,054
Balfour Beatty PLC	28,400	162,313
Berkeley Group Holdings PLC	3,920	223,694
Big Yellow Group PLC	12,297	190,704
BP PLC	24,100	117,869
British American Tobacco PLC	17,800	622,450
British Land Co. PLC	45,700	235,170
BT Group PLC(1)	216,200	386,044
Bunzl PLC	3,200	140,879
Centamin PLC	65,400	134,174
Centrica PLC	336,900	509,993
Compass Group PLC	18,363	596,364
Computacenter PLC	11,000	309,513
Derwent London PLC	8,900	251,796
Direct Line Insurance Group PLC	42,288	89,419
Endeavour Mining PLC	9,200	206,301
Fresnillo PLC	27,700	263,585
Glencore PLC(3)	120,700	633,028
Grainger PLC	69,506	204,229
Great Portland Estates PLC(1)	23,683	96,077
GSK PLC	32,000	577,874
Hays PLC	79,300	79,070
Hiscox Ltd.	11,000	152,946
HSBC Holdings PLC	90,284	828,628
Inchcape PLC	17,200	159,086
Informa PLC	56,100	586,069
InterContinental Hotels Group PLC	2,800	308,833
Intertek Group PLC	3,400	204,107
Johnson Matthey PLC	9,541	183,595
Land Securities Group PLC	22,100	171,644
London Stock Exchange Group PLC	3,113	421,923
Manchester United PLC, Class A(1)(3)	12,618	205,042
MONY Group PLC	45,000	108,983
National Grid PLC	123,065	1,545,222
NCC Group PLC	72,058	143,388
Next PLC	1,900	240,378
Pearson PLC	9,814	144,112
Primary Health Properties PLC	125,322	154,497
QinetiQ Group PLC	30,200	178,270
Reckitt Benckiser Group PLC	9,300	564,176
Security	Shares	Value
United Kingdom (continued)
RELX PLC	12,880	$ 590,673
Rentokil Initial PLC	29,900	149,972
Rio Tinto PLC	11,942	771,788
Sage Group PLC	51,600	644,885
Shaftesbury Capital PLC	120,885	212,145
Shell PLC	63,003	2,103,502
Smiths Group PLC	4,900	96,691
Spectris PLC	11,200	364,661
Spirent Communications PLC(3)	155,600	336,520
Standard Chartered PLC	22,100	256,280
Supermarket Income REIT PLC	214,900	196,584
Unilever PLC	16,121	983,414
UNITE Group PLC	16,300	184,387
Vodafone Group PLC	685,900	637,829
Weir Group PLC	5,600	150,808
Whitbread PLC	6,200	241,223
		$ 23,032,041
Total Common Stocks (identified cost $219,013,007)		$269,431,958

Rights — 0.0%
Security	Shares	Value
Italy — 0.0%
Sesa SpA, Exp. 11/28/24(1)(3)	1,200	$ 0
Total Rights (identified cost $0)		$ 0

Warrants — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)(3)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.9%
Affiliated Fund — 0.0%(7)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(8)	907	$ 907
Total Affiliated Fund (identified cost $907)		$ 907

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 6.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%(9)	18,759,921	$ 18,759,921
Total Securities Lending Collateral (identified cost $18,759,921)		$ 18,759,921
Total Short-Term Investments (identified cost $18,760,828)		$ 18,760,828

Total Investments — 105.9% (identified cost $237,773,835)	$288,192,786
Other Assets, Less Liabilities — (5.9)%	$(16,164,994)
Net Assets — 100.0%	$272,027,792
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2024. The aggregate market value of securities on loan at October 31, 2024 was $33,137,707 and the total market value of the collateral received by the Fund was $35,184,637, comprised of cash of $18,759,921 and U.S. government and/or agencies securities of $16,424,716.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $1,356,998 or 0.5% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $6,294,923 or 2.3% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Amount is less than 0.05%.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$32,384,209
Industrials	11.4	31,050,331
Consumer Discretionary	10.2	27,731,148
Consumer Staples	10.0	27,254,142
Health Care	9.8	26,576,028
Materials	9.1	24,682,215
Communication Services	8.9	24,398,145
Information Technology	8.1	21,984,691
Real Estate	7.6	20,630,233
Utilities	7.0	19,040,801
Energy	5.0	13,700,015
Short-Term Investments	6.9	18,760,828
Total Investments	105.9%	$288,192,786
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at October 31, 2024.
Affiliated Investments
At October 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $907, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$662,721	$21,898,927	$(22,560,741)	$ —	$ —	$907	$10,262	907
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
International Equity Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia	$ 121,140	$ 58,280,319	$0	$ 58,401,459
Australasia/Pacific	—	25,813,641	—	25,813,641
Developed Europe	2,353,474	176,973,421	0	179,326,895
Developed Middle East	823,157	5,066,806	—	5,889,963
Total Common Stocks	$ 3,297,771	$266,134,187**	$0	$269,431,958
Rights	$ 0	$ —	$ —	$ —
Warrants	—	—	0	—
Short-Term Investments:
Affiliated Fund	907	—	—	907
Securities Lending Collateral	18,759,921	—	—	18,759,921
Total Investments	$22,058,599	$266,134,187	$0	$288,192,786
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.